Clockwise Core Equity & Innovation ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 86.0%	Shares	Value
Aerospace - 3.1%
AeroVironment, Inc. (a)	3,763	$669,927

Agriculture - 3.2%
Philip Morris International, Inc.	3,800	686,242

Auto Manufacturers - 4.0%
Tesla, Inc. (a)	2,500	866,150

Communication Equipment - 2.0%
Nokia Oyj - ADR	82,300	429,606

Diversified Financial Services - 3.0%
Visa, Inc. - Class A	1,752	639,813

Electric - 6.3%
Dominion Energy, Inc.	7,600	430,692
Duke Energy Corp.	3,939	463,699
The Southern Co.	5,209	468,810
		1,363,201

Healthcare - Services - 2.1%
UnitedHealth Group, Inc.	1,500	452,865

Home Furnishings - 2.8%
SharkNinja, Inc. (a)	6,600	606,738

Internet - 25.0% (b)
Alphabet, Inc. - Class A	6,300	1,081,962
Amazon.com, Inc. (a)	5,330	1,092,703
Meta Platforms, Inc. - Class A	1,177	762,096
Netflix, Inc. (a)	553	667,598
Robinhood Markets, Inc. - Class A (a)	10,055	665,138
Spotify Technology SA (a)	1,653	1,099,477
		5,368,974

Medical Equipment - 1.8%
Intuitive Surgical, Inc. (a)	700	386,638

Mining - 4.9%
Newmont Corp.	19,967	1,052,660

Pipelines - 2.0%
Cheniere Energy, Inc.	1,800	426,582

Retail - 7.0%
Costco Wholesale Corp.	628	653,233
Dollar General Corp.	6,518	633,876
Walmart, Inc.	2,200	217,184
		1,504,293

Semiconductors - 9.7%
Advanced Micro Devices, Inc. (a)	5,700	631,161
Broadcom, Inc.	873	211,327
Lam Research Corp.	7,400	597,846
NVIDIA Corp.	4,798	648,354
		2,088,688

Software - 8.1%
IREN Ltd. (a)	24,300	203,877
Microsoft Corp.	973	447,930

Oracle Corp.	2,600	430,378
Palantir Technologies, Inc. - Class A (a)	5,031	662,985
		1,745,170

Telecommunications - 1.0%
Cisco Systems, Inc.	3,300	208,032
TOTAL COMMON STOCKS (Cost $16,719,322)		18,495,579

EXCHANGE TRADED FUNDS - 7.1%
ProShares Short QQQ	23,900	861,834
ProShares UltraPro Short QQQ	27,600	654,948
TOTAL EXCHANGE TRADED FUNDS (Cost $1,531,302)		1,516,782

PREFERRED STOCKS - 6.0%
Software - 6.0%
MicroStrategy, Inc.	—	$—
8.00%, Perpetual (a)	6,300	649,908
10.00%, Perpetual (a)	6,200	642,258
TOTAL PREFERRED STOCKS (Cost $1,281,242)		1,292,166

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
First American Government Obligations Fund - Class X, 4.23% (c)	625,034	625,034
TOTAL SHORT-TERM INVESTMENTS (Cost $625,034)		625,034

TOTAL INVESTMENTS - 102.0% (Cost $20,156,900)		21,929,561
Liabilities in Excess of Other Assets - (2.0)%		(421,183)
TOTAL NET ASSETS - 100.0%		$21,508,378
two		–%
Percentages are stated as a percent of net assets.		–%
ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Clockwise Core Equity & Innovation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$18,495,579	$—	$—	$18,495,579
Exchange Traded Funds	1,516,782	—	—	1,516,782
Preferred Stocks	1,292,166	—	—	1,292,166
Money Market Funds	625,034	—	—	625,034
Total Investments	$21,929,561	$—	$—	$21,929,561

Refer to the Schedule of Investments for further disaggregation of investment categories.